Condensed Consolidated Balance Sheets (Quarterly Periods Unaudited) (LendingClub Corp) (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	300,000,000	300,000,000	300,000,000
Common stock, shares issued	12,335,293	9,714,186	2,887,428
Common stock, shares outstanding	12,335,293	9,714,186	2,887,428
LendingClub Corp [Member]
Member Loans at fair value	$ 3,413,893	$ 4,311,984	$ 4,556,081
Loans held for sale	265,925	9,048
Accrued interest receivable from consolidated Trust	36,125	40,299	38,081
Accrued interest payable from consolidated Trust	37,978	43,574	40,244
Notes and certificates	$ 3,515,578	$ 4,320,895	$ 4,571,583
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	900,000,000	900,000,000	900,000,000
Common stock, shares issued	417,039,946	400,262,472	379,716,630
Common stock, shares outstanding	414,757,246	397,979,772	379,716,630
Treasury stock	2,282,700	2,282,700	0
Consolidated Entities [Member] | LendingClub Corp [Member]
Fair value of VIE	$ 14,757	$ 0
Member Loans at fair value	1,815,859	2,600,422	$ 3,022,001
Loans held for sale	91,533	0
Accrued interest receivable from consolidated Trust	19,158	24,037	24,477
Accrued interest payable from consolidated Trust	21,268	26,839	26,719
Notes and certificates	$ 1,919,694	$ 2,616,023	$ 3,034,586